Other Assets - Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Assets
Lease receivable, net	$ 36	$ 13
Deferred acquisition costs	72	32
Prepaid expenses	679	189
Stock issuance costs	5,892
Total Other Current Assets	6,679	234
Other Assets:
Lease receivable, net	16	38
Deferred acquisition costs	48	50
Security deposits	235	255
Total Other Assets	$ 299	$ 343